UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/16

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus High Yield Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus High Yield Fund

SEMIANNUAL REPORT June 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus High Yield Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Fund, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016, through June 30, 2016, as provided by Chris Barris and Kevin Cronk, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2016, Dreyfus High Yield Fund’s Class A shares produced a total return of 6.12%, Class C shares returned 5.73%, and Class I shares returned 6.43%.1 In comparison, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 9.32% over the same period.2

After initially posting sharp declines, high yield bonds rallied over much of the first half of 2016 as commodity prices rebounded. The fund lagged its benchmark, mainly due to underweighted exposure to the volatile energy and metals-and-mining industry groups.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.

At least 80% of the fund’s assets are invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus. Individual issues are selected based on careful credit analysis. We thoroughly analyze the business, management, and financial strength of each of the companies whose bonds we buy, then project each issuer’s ability to repay its debt.

Market Decline Followed by Robust Rally

Bonds generally proved volatile early in the reporting period amid concerns that the December 2015 rate hike by the Federal Reserve Board (the “Fed”) might be the first in a series of increases during 2016. Worries about global economic conditions also sparked heightened market turbulence when a slowdown in China and plummeting commodity prices triggered a flight to traditional safe havens, hurting lower-rated corporate bonds. Conversely, intensifying demand for high-quality U.S. securities sparked a rally among U.S. Treasury securities and other higher-quality instruments.

The market’s trajectory changed dramatically in mid-February, when comments from the Fed suggested that U.S. policymakers would delay additional rate hikes. Commodity prices began to rebound, and the People’s Bank of China and the European Central Bank announced new stimulus measures. Investors regained a degree of confidence, and high yield bonds bounced back from previous weakness.

Near the end of the reporting period, concerns surrounding a vote in the United Kingdom to leave the European Union produced renewed market volatility, but robust investor demand for competitive levels of current income continued to drive high yield bond prices higher and their yields lower. As a result, yield differences narrowed substantially along the bond market’s credit-quality spectrum.

In this environment, the high yield bond market’s advance was led by credits that had been severely punished during the downturn, most notably securities backed by energy exploration-and-production companies and metals-and-mining companies.

Higher-Quality Bias Dampened Relative Results

Although the fund participated significantly in the market rally, its relative performance was hampered by a relatively conservative investment posture. In the midst of sharp declines in

DISCUSSION OF FUND PERFORMANCE (continued)

commodity prices and a surge in debt defaults at the end of 2015 and beginning of 2016, we reduced the fund’s holdings of CCC-rated bonds and established underweighted exposure to energy and materials producers. While this positioning helped cushion the impact of steep market declines early in the year, it later limited the fund’s participation in the market rally. In addition, as part of the fund’s relatively cautious strategy, we maintained a higher-than-usual portion of the fund’s assets in cash, which also proved to be a drag on relative results during the rebound.

The fund achieved better relative performance in other areas. Among electric utilities, higher natural gas prices and robust demand for income-oriented investments boosted the prices of bonds backed by companies such as NRG Energy, Dynegy, and Talen Energy Supply. In the technology sector, an emphasis on software developers proved beneficial, as did a position in Frontier Communications in the wireline communications sector. Results in the gaming sector were bolstered by Scientific Games International, where operating results improved.

Focused on Domestic Opportunities

We have been encouraged by the recent resilience of the U.S. economy. Solid employment data, stable oil prices, and improving manufacturing activity portend well for the second half of 2016. In addition, we expect the high yield bond market to continue to benefit from robust demand for current income in a low-interest-rate environment. On the other hand, we are monitoring more troubling developments in international markets, including the consequences of the Brexit referendum, and their potential impact on credit conditions.

Therefore, we have maintained our focus on companies that derive most of their revenues in the United States, and we generally have avoided securities of companies with substantial exposure to international markets. We also have retained the fund’s overweighted position in B-rated bonds, which we regard as relatively attractively valued. As of the reporting period’s end, the fund held overweighted exposure to the packaging and home building industry groups, but we have identified relatively few opportunities among retailers.

July 15, 2016

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged performance benchmark composed of U.S. dollar-denominated domestic and Yankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted. Total allocations to an issuer are capped at 2%. The index does not reflect fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Fund from January 31, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.87	$ 8.70	$ 3.59
Ending value (after expenses)	$ 1,061.20	$ 1,057.30	$ 1,064.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.77	$ 8.52	$ 3.52
Ending value (after expenses)	$ 1,020.14	$ 1,016.41	$ 1,021.38

†  Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

STATEMENT OF INVESTMENTS
June 30, 2016 (Unaudited)

Bonds and Notes - 88.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Aerospace/Defense - .6%
Bombardier, Sr. Unscd. Notes	7.75	3/15/20	1,310,000	[b]	1,293,625
Bombardier, Sr. Unscd. Notes	7.50	3/15/25	2,285,000	[b]	1,987,950
TransDigm, Gtd. Notes	6.50	7/15/24	3,550,000		3,585,500
				6,867,075
Automotive - 1.4%
Gates Global, Gtd. Notes	6.00	7/15/22	4,370,000	[b]	3,845,600
MPG Holdco I, Gtd. Notes	7.38	10/15/22	4,320,000	[c]	4,276,800
Schaeffler Holding Finance, Sr. Scd. Notes	6.75	11/15/22	3,748,586	[b]	4,142,188
TI Group Automotive Systems, Sr. Unscd. Notes	8.75	7/15/23	2,740,000	[b]	2,698,900
				14,963,488
Banking - 1.4%
Ally Financial, Gtd. Notes	4.75	9/10/18	2,885,000		2,949,913
Ally Financial, Gtd. Notes	7.50	9/15/20	2,685,000		3,000,488
Ally Financial, Gtd. Notes	8.00	11/1/31	5,452,000		6,337,950
Ally Financial, Sub. Notes	5.75	11/20/25	2,645,000		2,661,531
				14,949,882
Building Materials - 3.0%
Allegion, Gtd. Notes	5.88	9/15/23	1,600,000		1,704,000
Allegion US Holding, Gtd. Notes	5.75	10/1/21	2,575,000		2,697,313
American Builders & Contractors Supply, Sr. Unscd. Notes	5.63	4/15/21	3,490,000	[b]	3,620,875
Boise Cascade, Gtd. Notes	6.38	11/1/20	4,889,000		5,011,225
Gibraltar Industries, Gtd. Notes	6.25	2/1/21	3,240,000	[d]	3,272,400
HD Supply, Gtd. Notes	5.75	4/15/24	2,110,000	[b]	2,199,675
Nortek, Gtd. Notes	8.50	4/15/21	2,000,000		2,075,500
Ply Gem Industries, Gtd. Notes	6.50	2/1/22	1,500,000		1,462,500
RSI Home Products, Scd. Notes	6.50	3/15/23	4,670,000	[b]	4,821,775
Summit Materials, Gtd. Notes	8.50	4/15/22	455,000	[b]	484,006
Summit Materials, Gtd. Notes	6.13	7/15/23	4,205,000		4,165,557
				31,514,826

Bonds and Notes - 88.8% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Cable & Satellite - 6.5%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/26	2,375,000	[b]	2,339,375
Altice Financing, Sr. Scd. Notes		6.63	2/15/23	5,425,000	[b]	5,346,988
Altice Finco, Gtd. Notes		7.63	2/15/25	3,745,000	[b]	3,440,719
Cablevision Systems, Sr. Unscd. Notes		8.00	4/15/20	4,150,000		4,264,125
CCO Holdings, Gtd. Notes		5.75	9/1/23	4,235,000		4,372,637
CCO Holdings, Gtd. Notes		5.88	4/1/24	3,390,000	[b,c]	3,542,550
CCO Holdings, Gtd. Notes		5.38	5/1/25	2,015,000	[b]	2,050,263
Cequel Communications Holdings I, Sr. Unscd. Notes		6.38	9/15/20	5,200,000	[b]	5,278,000
CSC Holdings, Sr. Unscd. Notes		6.75	11/15/21	2,450,000		2,505,125
DISH DBS, Gtd. Notes		6.75	6/1/21	1,135,000		1,178,981
DISH DBS, Gtd. Notes		5.88	7/15/22	6,470,000		6,308,250
DISH DBS, Gtd. Notes		7.75	7/1/26	2,195,000	[b]	2,271,825
Hughes Satellite Systems, Gtd. Notes		7.63	6/15/21	4,245,000		4,584,069
Midcontinent Communications & Midcontinent Finance, Gtd. Notes		6.88	8/15/23	3,490,000	[b]	3,594,700
Neptune Finco, Sr. Unscd. Notes		10.13	1/15/23	3,655,000	[b]	4,102,737
Neptune Finco, Sr. Unscd. Notes		6.63	10/15/25	1,930,000	[b]	2,036,150
RCN Telecom Services, Sr. Unscd. Notes		8.50	8/15/20	5,335,000	[b]	5,488,381
Virgin Media Finance, Gtd. Notes		6.38	4/15/23	2,815,000	[b]	2,829,075
Virgin Media Finance, Gtd. Notes		6.00	10/15/24	1,330,000	[b]	1,311,713
Wave Holdco, Sr. Unscd. Notes		8.25	7/15/19	2,084,775	[b]	2,105,623
					68,951,286
Chemicals - 3.1%
Ashland, Sr. Unscd. Notes		6.88	5/15/43	1,865,000		1,874,325
Consolidated Energy Finance, Gtd. Notes		6.75	10/15/19	3,574,000	[b]	3,377,430
CVR Partners, Sr. Scd. Notes		9.25	6/15/23	3,940,000	[b,c]	4,023,725
Hexion, Sr. Scd. Notes		8.88	2/1/18	635,000		554,038
Hexion, Sr. Scd. Notes		6.63	4/15/20	3,445,000		2,898,279
INEOS Group Holdings, Scd. Notes	EUR	6.50	8/15/18	2,200,000		2,481,134

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 88.8% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Chemicals - 3.1% (continued)
INEOS Group Holdings, Scd. Notes		5.88	2/15/19	2,060,000	[b,c]	2,065,150
Pinnacle Operating, Scd. Notes		9.00	11/15/20	3,135,000	[b]	2,649,075
Platform Specialty Products, Sr. Unscd. Bonds		10.38	5/1/21	3,335,000	[b]	3,368,350
Trinseo Materials Operating, Sr. Unscd. Notes	EUR	6.38	5/1/22	2,590,000	[b]	2,908,454
Tronox Finance, Gtd. Notes		6.38	8/15/20	4,080,000	[c]	3,049,800
Univar, Gtd. Notes		6.75	7/15/23	3,690,000	[b,c]	3,662,325
					32,912,085
Construction Machinery - 1.2%
Ahern Rentals, Scd. Notes		7.38	5/15/23	3,750,000	[b]	2,606,250
Ashtead Capital, Scd. Notes		6.50	7/15/22	2,027,000	[b]	2,119,472
H&E Equipment Services, Gtd. Notes		7.00	9/1/22	2,555,000	[c]	2,657,200
United Rentals North America, Gtd. Notes		6.13	6/15/23	3,960,000	[c]	4,143,150
United Rentals North America, Gtd. Notes		5.50	7/15/25	1,575,000	[c]	1,557,281
					13,083,353
Consumer Cyclical Services - 2.7%
GEO Group, Gtd. Notes		6.00	4/15/26	2,159,000		2,185,988
Interval Acquistion, Gtd. Notes		5.63	4/15/23	3,940,000		3,969,550
Prime Security Services Borrower, Scd. Notes		9.25	5/15/23	5,985,000	[b]	6,359,062
Reliance Intermediate Holdings, Sr. Scd. Notes		6.50	4/1/23	6,079,000	[b]	6,352,555
The Sun Products, Sr. Unscd. Notes		7.75	3/15/21	2,245,000	[b]	2,331,994
West, Gtd. Notes		5.38	7/15/22	8,259,000	[b]	7,711,841
					28,910,990
Consumer Products - .8%
Energizer Holdings, Gtd. Notes		5.50	6/15/25	2,575,000	[b]	2,568,563
Prestige Brands, Gtd. Notes		6.38	3/1/24	2,975,000	[b]	3,101,437
Tempur Sealy International, Gtd. Notes		5.63	10/15/23	2,610,000		2,701,350
					8,371,350
Diversified Manufacturing - 1.6%
ATS Automation Tooling Systems, Sr. Unscd. Notes		6.50	6/15/23	3,547,000	[b]	3,617,940
Gardner Denver, Sr. Unscd. Notes		6.88	8/15/21	3,505,000	[b,c]	3,198,312
Griffon, Gtd. Notes		5.25	3/1/22	2,110,000	[b]	2,091,538

Bonds and Notes - 88.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Diversified Manufacturing - 1.6% (continued)
Griffon, Gtd. Notes	5.25	3/1/22	3,170,000		3,142,262
WESCO Distribution, Gtd. Notes	5.38	12/15/21	4,540,000		4,596,750
				16,646,802
Electric - 4.3%
AES, Sr. Unscd. Notes	7.38	7/1/21	2,715,000		3,074,737
AES, Sr. Unscd. Notes	5.50	3/15/24	880,000		905,300
AES, Sr. Unscd. Notes	5.50	4/15/25	1,005,000		1,012,538
AES, Sr. Unscd. Notes	6.00	5/15/26	2,445,000		2,500,013
Calpine, Sr. Scd. Notes	6.00	1/15/22	3,630,000	[b]	3,820,575
Calpine, Sr. Scd. Notes	7.88	1/15/23	1,000	[b]	1,060
Calpine, Sr. Unscd. Notes	5.38	1/15/23	3,400,000	[c]	3,332,000
Calpine, Sr. Unscd. Notes	5.75	1/15/25	2,500,000		2,440,625
Covanta Holding, Sr. Unscd. Notes	5.88	3/1/24	5,575,000		5,435,625
Dynegy, Gtd. Notes	6.75	11/1/19	1,700,000		1,712,750
Dynegy, Gtd. Notes	7.38	11/1/22	3,320,000		3,220,400
Dynegy, Gtd. Notes	7.63	11/1/24	4,230,000	[c]	4,076,662
NRG Energy, Gtd. Notes	7.88	5/15/21	4,090,000		4,253,600
NRG Energy, Gtd. Notes	6.25	7/15/22	2,720,000		2,672,400
NRG Energy, Gtd. Notes	6.63	3/15/23	2,220,000		2,197,800
Talen Energy Supply, Sr. Unscd. Notes	6.50	6/1/25	6,965,000	[c]	5,815,775
				46,471,860
Energy - 9.1%
Antero Resources, Gtd. Notes	5.13	12/1/22	5,510,000		5,317,150
Antero Resources, Gtd. Notes	5.63	6/1/23	1,160,000		1,131,000
California Resources, Scd. Notes	8.00	12/15/22	3,735,000	[b]	2,656,519
Carrizo Oil & Gas, Gtd. Notes	7.50	9/15/20	4,700,000	[c]	4,782,250
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/23	725,000	[c]	701,438
Cheniere Corp Christi, Sr. Scd. Notes	7.00	6/30/24	2,840,000	[b]	2,919,889
Continental Resources, Gtd. Notes	4.50	4/15/23	3,830,000		3,590,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 88.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Energy - 9.1% (continued)
Continental Resources, Gtd. Notes	3.80	6/1/24	1,800,000		1,579,500
Crestwood Midstream Partners, Gtd. Bonds	6.13	3/1/22	3,985,000		3,679,669
CVR Refining/Coffeyville Finance, Gtd. Notes	6.50	11/1/22	495,000		428,175
Energy Transfer Equity, Sr. Scd. Notes	7.50	10/15/20	3,005,000		3,200,325
Ferrellgas, Sr. Unscd. Notes	6.75	1/15/22	6,686,000		6,117,690
Ferrellgas Partners, Sr. Unscd. Notes	8.63	6/15/20	1,585,000		1,592,925
Forum Energy Technologies, Gtd. Notes	6.25	10/1/21	2,980,000		2,778,850
Genesis Energy, Gtd. Bonds	5.63	6/15/24	3,370,000		3,083,550
Genesis Energy, Gtd. Notes	5.75	2/15/21	3,540,000		3,363,000
Genesis Energy, Gtd. Notes	6.75	8/1/22	350,000		341,250
Laredo Petroleum, Gtd. Notes	5.63	1/15/22	3,400,000	[c]	3,196,000
Matador Resources, Gtd. Notes	6.88	4/15/23	3,325,000		3,408,125
Oasis Petroleum, Gtd. Notes	6.50	11/1/21	3,695,000	[c]	3,390,162
Oasis Petroleum, Gtd. Notes	6.88	3/15/22	1,960,000	[c]	1,822,800
Parsley Energy, Gtd. Notes	6.25	6/1/24	835,000	[b]	853,788
Rice Energy, Gtd. Notes	6.25	5/1/22	3,450,000		3,441,375
Rose Rock Midstream, Gtd. Notes	5.63	7/15/22	3,145,000		2,783,325
Rose Rock Midstream, Gtd. Notes	5.63	11/15/23	2,565,000		2,244,375
RSP Permian, Gtd. Notes	6.63	10/1/22	2,912,000		3,013,920
Sabine Pass Liquefaction, Sr. Scd. Notes	5.88	6/30/26	1,905,000	[b]	1,905,000
Sanchez Energy, Gtd. Notes	7.75	6/15/21	3,925,000		3,346,062
Targa Resources Partners, Gtd. Notes	6.88	2/1/21	3,037,000		3,105,332
Targa Resources Partners, Gtd. Notes	6.38	8/1/22	2,255,000		2,271,913
The Williams Companies, Sr. Unscd. Notes	7.88	9/1/21	869,000		938,520
The Williams Companies, Sr. Unscd. Notes	4.55	6/24/24	3,705,000		3,421,567
Unit, Gtd. Notes	6.63	5/15/21	7,700,000		5,986,750
Whiting Petroleum, Gtd. Notes	5.00	3/15/19	1,205,000		1,114,625
Whiting Petroleum, Gtd. Notes	5.75	3/15/21	2,825,000	[c]	2,567,219

Bonds and Notes - 88.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Energy - 9.1% (continued)
Whiting Petroleum, Gtd. Notes	6.25	4/1/23	1,670,000		1,503,000
				97,577,663
Environmental - 1.1%
Advanced Disposal Services, Gtd. Notes	8.25	10/1/20	7,050,000		7,191,000
Clean Harbors, Gtd. Notes	5.13	6/1/21	1,890,000		1,943,147
GFL Environmental, Sr. Unscd. Notes	9.88	2/1/21	2,735,000	[b]	2,926,450
				12,060,597
Finance Companies - 6.4%
AerCap Ireland Capital, Gtd. Bonds	4.63	7/1/22	950,000		976,439
AerCap Ireland Capital, Gtd. Notes	4.63	10/30/20	1,060,000		1,102,930
Aircastle, Sr. Unscd. Notes	5.13	3/15/21	2,455,000		2,562,406
Aircastle, Sr. Unscd. Notes	5.50	2/15/22	3,536,000		3,695,120
Aircastle, Sr. Unscd. Notes	5.00	4/1/23	1,630,000		1,660,481
CIT Group, Sr. Unscd. Notes	5.50	2/15/19	2,000,000	[b,c]	2,097,500
CIT Group, Sr. Unscd. Notes	5.00	8/15/22	2,650,000		2,703,000
CNO Financial Group, Sr. Unscd. Notes	5.25	5/30/25	3,544,000		3,668,040
Hub Holdings, Sr. Unscd. Notes	8.13	7/15/19	7,755,000	[b]	7,483,575
HUB International, Sr. Unscd. Notes	7.88	10/1/21	3,705,000	[b]	3,566,062
International Lease Finance, Sr. Unscd. Notes	8.25	12/15/20	7,840,000		9,298,789
International Lease Finance, Sr. Unscd. Notes	8.63	1/15/22	2,395,000		2,924,894
KCG Holdings, Sr. Scd. Notes	6.88	3/15/20	3,750,000	[b]	3,403,125
Ladder Capital Finance Holdings, Sr. Unscd. Notes	7.38	10/1/17	5,385,000		5,472,506
Provident Funding Associates, Gtd. Notes	6.75	6/15/21	3,305,000	[b]	3,148,012
Quicken Loans, Gtd. Notes	5.75	5/1/25	6,655,000	[b,c]	6,455,350
USI, Sr. Unscd. Notes	7.75	1/15/21	5,190,000	[b]	5,157,562
York Risk Services Holding, Gtd. Notes	8.50	10/1/22	4,630,000	[b]	3,437,775
				68,813,566
Food and Beverage - 1.6%
Acosta, Sr. Unscd. Notes	7.75	10/1/22	3,455,000	[b,c]	3,049,038
JBS USA Finance, Sr. Unscd. Notes	5.75	6/15/25	5,605,000	[b]	5,296,725

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 88.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Food and Beverage - 1.6% (continued)
Post Holdings, Gtd. Notes	7.38	2/15/22	5,230,000		5,517,650
US Foods, Gtd. Notes	5.88	6/15/24	3,310,000	[b]	3,401,025
				17,264,438
Gaming - 3.0%
Boyd Gaming, Gtd. Notes	6.88	5/15/23	2,410,000		2,578,700
Boyd Gaming, Gtd. Notes	6.38	4/1/26	4,330,000	[b]	4,546,500
International Game Technology, Sr. Scd. Notes	6.25	2/15/22	6,335,000	[b]	6,523,720
MGM Resorts International, Gtd. Notes	7.75	3/15/22	4,377,000	[c]	4,962,424
MGP Escrow, Gtd. Notes	5.63	5/1/24	2,605,000	[b]	2,761,300
Scientific Games International, Gtd. Notes	10.00	12/1/22	13,030,000		10,652,025
				32,024,669
Health Care - 6.3%
CHS/Community Health Systems, Gtd. Notes	8.00	11/15/19	1,245,000	[c]	1,221,656
CHS/Community Health Systems, Gtd. Notes	6.88	2/1/22	3,775,000	[c]	3,322,000
ConvaTec Finance International, Gtd. Notes	8.25	1/15/19	7,710,000	[b]	7,575,075
Davita Healthcare Partners, Gtd. Notes	5.00	5/1/25	3,110,000		3,090,562
HCA, Gtd. Notes	7.50	2/15/22	6,310,000		7,190,245
HCA, Gtd. Notes	5.88	5/1/23	1,880,000		2,009,250
HCA, Sr. Scd. Notes	5.00	3/15/24	4,765,000		4,943,687
HCA, Sr. Scd. Notes	5.25	6/15/26	1,100,000		1,144,000
HCA Holdings, Sr. Unscd. Notes	6.25	2/15/21	3,200,000		3,440,000
Healthsouth, Gtd. Notes	5.75	11/1/24	2,915,000		2,941,235
Hill-Rom Holdings, Sr. Unscd. Notes	5.75	9/1/23	2,280,000	[b]	2,342,700
Kindred Healthcare, Gtd. Notes	6.38	4/15/22	2,505,000		2,245,106
Kindred Healthcare, Gtd. Notes	8.75	1/15/23	3,880,000		3,843,645
LifePoint Health, Gtd. Notes	5.88	12/1/23	880,000		917,400
MPH Acquisition Holdings, Sr. Unscd. Notes	7.13	6/1/24	3,935,000	[b]	4,141,587
Surgical Care Affiliates, Gtd. Notes	6.00	4/1/23	3,945,000	[b]	4,043,625
Tenet Healthcare, Sr. Unscd. Notes	8.13	4/1/22	8,100,000		8,341,380

Bonds and Notes - 88.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Health Care - 6.3% (continued)
Tenet Healthcare, Sr. Unscd. Notes	6.75	6/15/23	4,840,000		4,652,450
				67,405,603
Home Construction - 2.4%
Ashton Woods, Sr. Unscd. Notes	6.88	2/15/21	2,983,000	[b]	2,699,615
Brookfield Residential Properties, Gtd. Notes	6.50	12/15/20	2,680,000	[b]	2,686,700
Shea Homes, Gtd. Notes	5.88	4/1/23	4,774,000	[b]	4,750,130
Taylor Morrison Communications, Gtd. Notes	5.88	4/15/23	3,080,000	[b]	3,110,800
TRI Pointe Holdings, Gtd. Notes	5.88	6/15/24	3,610,000		3,686,712
Weekley Homes, Sr. Unscd. Notes	6.00	2/1/23	4,122,000		3,647,970
William Lyon Homes, Gtd. Notes	8.50	11/15/20	5,290,000		5,461,925
				26,043,852
Industrial Services - 2.0%
AECOM, Gtd. Notes	5.75	10/15/22	3,172,000		3,251,300
ClubCorp Club Operations, Gtd. Notes	8.25	12/15/23	3,145,000	[b]	3,145,000
Hillman Group, Sr. Unscd. Notes	6.38	7/15/22	5,100,000	[b]	4,564,500
Icahn Enterprises, Gtd. Notes	6.00	8/1/20	2,725,000		2,697,750
StoneMor Partners, Gtd. Notes	7.88	6/1/21	2,645,000	[c]	2,631,775
Zachry Holdings, Sr. Unscd. Notes	7.50	2/1/20	4,655,000	[b]	4,631,725
				20,922,050
Insurance - .3%
Centene, Sr. Unscd. Notes	5.63	2/15/21	1,650,000	[b]	1,724,250
Centene, Sr. Unscd. Notes	6.13	2/15/24	1,650,000	[b]	1,758,281
				3,482,531
Media Entertainment - 2.6%
Clear Channel Worldwide Holdings, Gtd. Notes, Ser. B	6.50	11/15/22	2,640,000		2,653,200
Gray Television, Gtd. Notes	7.50	10/1/20	3,495,000		3,661,012
Gray Television, Sr. Unscd. Notes	5.88	7/15/26	3,690,000	[b]	3,726,900
iHeartCommunications, Sr. Scd. Notes	9.00	12/15/19	3,935,000		3,005,356
Netflix, Sr. Unscd. Bonds	5.88	2/15/25	680,000		716,550
Netflix, Sr. Unscd. Notes	5.75	3/1/24	1,765,000		1,848,838
Nexstar Broadcasting, Gtd. Notes	6.88	11/15/20	2,520,000	[c]	2,642,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 88.8% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Media Entertainment - 2.6% (continued)
Regal Entertainment Group, Sr. Unscd. Notes		5.75	3/15/22	750,000		772,500
Sinclair Television Group, Gtd. Notes		6.38	11/1/21	5,000		5,275
Sinclair Television Group, Gtd. Notes		5.63	8/1/24	2,140,000	[b]	2,196,175
Townsquare Media, Gtd. Notes		6.50	4/1/23	3,869,000	[b]	3,839,982
Univision Communications, Sr. Scd. Notes		6.75	9/15/22	2,202,000	[b]	2,334,120
Univision Communications, Sr. Scd. Notes		5.13	5/15/23	375,000	[b]	374,063
					27,776,821
Metals and Mining - 2.4%
ArcelorMittal, Sr. Unscd. Bonds		10.85	6/1/19	3,767,000		4,454,477
Freeport-McMoRan, Gtd. Notes		3.55	3/1/22	3,985,000	[c]	3,526,725
Freeport-McMoRan, Gtd. Notes		3.88	3/15/23	3,570,000		3,141,600
Freeport-McMoRan, Gtd. Notes		5.45	3/15/43	1,440,000		1,162,800
Global Brass & Copper, Sr. Scd. Notes		9.50	6/1/19	2,745,000		2,881,564
Kaiser Aluminum, Gtd. Notes		5.88	5/15/24	3,005,000	[b]	3,095,150
Steel Dynamics, Gtd. Notes		6.38	8/15/22	3,955,000		4,172,525
Teck Resources, Gtd. Notes		4.50	1/15/21	1,320,000		1,155,000
Teck Resources, Gtd. Notes		4.75	1/15/22	1,850,000		1,572,315
					25,162,156
Packaging - 4.1%
Albea Beauty Holdings, Sr. Scd. Notes		8.38	11/1/19	4,697,000	[b]	4,955,335
Ardagh Finance Holdings, Sr. Unscd. Notes		8.63	6/15/19	4,248,409	[b]	4,312,135
Ardagh Packaging Finance, Gtd. Notes		6.75	1/31/21	6,325,000	[b]	6,419,875
Ardagh Packaging Finance, Gtd. Notes		7.25	5/15/24	1,650,000	[b]	1,692,281
Ardagh Packaging Finance, Sr. Scd. Notes		4.63	5/15/23	1,015,000	[b]	1,004,850
BWAY Holding, Sr. Unscd. Notes		9.13	8/15/21	11,965,000	[b]	11,516,312
Horizon Holdings I, Sr. Unscd. Notes	EUR	7.25	8/1/23	1,670,000	[b]	1,927,654
Horizon Holdings I, Sr. Unscd. Notes	EUR	7.25	8/1/23	1,000,000		1,154,284
Reynolds Group, Gtd. Notes		9.88	8/15/19	402,000		415,568
Reynolds Group, Gtd. Notes		7.00	7/15/24	3,235,000	[b]	3,336,498

Bonds and Notes - 88.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Packaging - 4.1% (continued)
Signode Industrial Group, Gtd. Notes	6.38	5/1/22	7,535,000	[b]	7,243,019
				43,977,811
Paper - .7%
Mercer International, Gtd. Notes	7.75	12/1/22	6,518,000		6,550,590
Mercer International, Sr. Unscd. Notes	7.00	12/1/19	1,170,000		1,187,550
				7,738,140
Pharmaceuticals - 2.8%
Capsugel, Sr. Unscd. Notes	7.00	5/15/19	4,742,000	[b]	4,753,855
Concordia International, Gtd. Notes	9.50	10/21/22	2,565,000	[b,c]	2,404,688
DPx Holdings, Sr. Unscd. Notes	7.50	2/1/22	4,890,000	[b]	5,042,812
Jaguar Holding Co II, Gtd. Notes	6.38	8/1/23	5,680,000	[b]	5,822,000
JLL/Delta Dutch Pledgeco, Sr. Unscd. Notes	8.75	5/1/20	2,741,000	[b]	2,747,853
Valeant Pharmaceuticals International, Gtd. Notes	6.75	8/15/18	3,095,000	[b,c]	2,993,236
Valeant Pharmaceuticals International, Gtd. Notes	6.38	10/15/20	2,700,000	[b]	2,335,500
Valeant Pharmaceuticals International, Gtd. Notes	7.50	7/15/21	1,595,000	[b]	1,414,566
Valeant Pharmaceuticals International, Gtd. Notes	5.63	12/1/21	385,000	[b]	319,550
Valeant Pharmaceuticals International, Gtd. Notes	6.13	4/15/25	3,205,000	[b,c]	2,580,025
				30,414,085
Retailers - 2.0%
Albertsons, Sr. Unscd. Notes	6.63	6/15/24	3,050,000	[b]	3,156,750
Argos Merger Sub, Sr. Unscd. Notes	7.13	3/15/23	5,190,000	[b,c]	5,352,187
Dollar Tree, Gtd. Notes	5.75	3/1/23	4,070,000	[b]	4,344,725
DriveTime Automotive Group, Sr. Scd. Notes	8.00	6/1/21	4,730,000	[b,c]	4,369,337
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/31	3,230,000		3,213,850
New Albertsons, Sr. Unscd. Debs	7.45	8/1/29	810,000		789,750
				21,226,599
Technology - 5.8%
Alcatel-Lucent USA, Sr. Unscd. Notes	6.45	3/15/29	5,100,000		5,342,250
CDW Finance, Gtd. Bonds	6.00	8/15/22	2,320,000		2,433,100
Commscope, Sr. Scd. Notes	4.38	6/15/20	2,005,000	[b]	2,070,163
CommScope Technologies Finance, Sr. Scd. Notes	6.00	6/15/25	5,045,000	[b]	5,196,350

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 88.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Technology - 5.8% (continued)
Diamond 1 Finance, Gtd. Notes	7.13	6/15/24	2,580,000	[b]	2,698,685
Diamond 1 Finance, Sr. Scd. Notes	6.02	6/15/26	2,515,000	[b]	2,614,106
Diamond 1 Finance, Sr. Unscd. Notes	5.88	6/15/21	1,800,000	[b]	1,846,404
Ensemble S Merger Sub, Sr. Notes	9.00	9/30/23	6,540,000	[b]	6,482,775
First Data, Gtd. Notes	7.00	12/1/23	8,315,000	[b]	8,470,906
First Data, Sr. Scd. Notes	6.75	11/1/20	442,000	[b]	462,770
First Data, Sr. Scd. Notes	5.00	1/15/24	2,865,000	[b]	2,882,906
Infor Software Parent, Gtd. Notes	7.13	5/1/21	4,895,000	[b]	4,381,025
Infor US, Gtd. Notes	6.50	5/15/22	3,800,000		3,607,644
Riverbed Technology, Gtd. Notes	8.88	3/1/23	6,379,000	[b]	6,634,160
Sabre Global, Sr. Scd. Notes	5.38	4/15/23	2,670,000	[b]	2,743,425
Sabre Global, Sr. Scd. Notes	5.25	11/15/23	1,620,000	[b]	1,656,450
Solera Finance, Sr. Unscd. Notes	10.50	3/1/24	1,980,000	[b]	2,087,663
				61,610,782
Transportation Services - .5%
Navios Maritime Acquisition, Sr. Scd. Notes	8.13	11/15/21	2,685,000	[b]	2,121,150
XPO Logistics, Gtd. Notes	6.50	6/15/22	3,040,000	[b,c]	2,914,600
				5,035,750
Wireless Communications - 5.8%
Altice, Gtd. Notes	7.75	5/15/22	4,200,000	[b]	4,257,750
Digicel, Gtd. Notes	6.75	3/1/23	3,150,000	[b]	2,693,250
Digicel Group, Sr. Unscd. Notes	8.25	9/30/20	4,845,000	[b]	4,069,800
Digicel Group, Sr. Unscd. Notes	7.13	4/1/22	2,200,000	[b]	1,647,250
Numericable-SFR, Sr. Scd. Bonds	6.00	5/15/22	4,320,000	[b]	4,217,400
Numericable-SFR, Sr. Scd. Bonds	6.25	5/15/24	1,565,000	[b]	1,502,400
Numericable-SFR, Sr. Scd. Notes	7.38	5/1/26	4,875,000	[b]	4,826,250
Sprint, Gtd. Notes	7.88	9/15/23	992,000		815,920
Sprint Capital, Gtd. Notes	6.90	5/1/19	3,555,000		3,412,800
Sprint Communications, Gtd. Notes	9.00	11/15/18	4,235,000	[b]	4,526,156

Bonds and Notes - 88.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Wireless Communications - 5.8% (continued)
Sprint Communications, Gtd. Notes	7.00	3/1/20	3,870,000	[b,c]	4,071,201
Sprint Communications, Sr. Unscd. Notes	7.00	8/15/20	5,055,000		4,543,181
Sprint Communications, Sr. Unscd. Notes	11.50	11/15/21	2,525,000		2,507,325
T-Mobile USA, Gtd. Bonds	6.63	4/28/21	1,865,000		1,955,919
T-Mobile USA, Gtd. Bonds	6.73	4/28/22	3,735,000		3,941,545
T-Mobile USA, Gtd. Bonds	6.84	4/28/23	4,080,000		4,324,800
T-Mobile USA, Gtd. Bonds	6.50	1/15/24	3,465,000		3,659,906
T-Mobile USA, Gtd. Notes	6.00	4/15/24	4,610,000		4,805,925
				61,778,778
Wireline Communications - 3.3%
CenturyLink, Sr. Unscd. Notes	7.50	4/1/24	2,870,000	[c]	2,905,875
CenturyLink, Sr. Unscd. Notes, Ser. W	6.75	12/1/23	1,108,000		1,092,765
Communications Sales & Leasing, Gtd. Notes	8.25	10/15/23	545,000		554,538
Frontier Communications, Sr. Unscd. Notes	6.25	9/15/21	3,270,000		3,099,182
Frontier Communications, Sr. Unscd. Notes	8.75	4/15/22	3,550,000		3,585,500
Frontier Communications, Sr. Unscd. Notes	10.50	9/15/22	2,075,000		2,203,391
Frontier Communications, Sr. Unscd. Notes	7.13	1/15/23	1,005,000		904,500
Frontier Communications, Sr. Unscd. Notes	7.63	4/15/24	1,865,000		1,659,850
Frontier Communications, Sr. Unscd. Notes	11.00	9/15/25	3,295,000		3,435,037
Level 3 Financing, Gtd. Notes	5.38	1/15/24	3,800,000		3,833,250
Level 3 Financing, Gtd. Notes	5.25	3/15/26	2,020,000	[b]	1,984,650
Qwest, Sr. Unscd. Notes	6.75	12/1/21	2,025,000		2,192,063
Sable International Finance, Gtd. Notes	6.88	8/1/22	6,455,000	[b]	6,515,161
Windstream Services, Gtd. Notes	7.75	10/15/20	1,310,000		1,290,350
				35,256,112
Total Bonds and Notes (cost $959,741,877)			949,215,000
Floating Rate Loan Interests - 1.8%
Construction Machinery - .3%
Neff Rentals, Second Lien Closing Date Loan	7.25	5/21/21	3,515,253	[d]	3,365,855

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 1.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Finance Companies - .6%
Asurion, Second Lien Term Loan	8.50	2/19/21	3,345,000	[d]	3,234,615
Communications Sales & Leasing, Term Loan	5.00	10/14/22	2,885,464	[d]	2,858,412
				6,093,027
Pharmaceuticals - .2%
Concordia Healthcare, Term Loan	5.25	10/21/21	1,702,925	[d]	1,638,640
Retailers - .2%
CWGS Group, Term Loan	5.75	2/20/20	2,361,824	[d]	2,349,283
Transportation Services - .5%
XPO Logistics, Term Loan	5.50	10/27/21	5,566,050	[d]	5,573,008
Total Floating Rate Loan Interests (cost $18,870,070)			19,019,813
Preferred Stocks - .3%
Banking - .3%
GMAC Capital Trust I, Ser. 2 (cost $2,777,924)	6.41	2/15/40	105,808	[d]	2,626,155
Other Investment - 5.8%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $61,741,226)			61,741,226	[e]	61,741,226
Investment of Cash Collateral for Securities Loaned - 5.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $58,006,120)			58,006,120	[e]	58,006,120
Total Investments (cost $1,101,137,217)			102.1%	1,090,608,314
Liabilities, Less Cash and Receivables			(2.1%)	(21,975,570)
Net Assets			100.0%	1,068,632,744

a Principal amount stated in U.S. Dollars unless otherwise noted.

EUR—Euro

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $458,716,943 or 42.93% of net assets.

c Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $66,775,257 and the value of the collateral held by the fund was $71,358,238, consisting of cash collateral of $58,006,120 and U.S. Government & Agency securities valued at $13,352,118.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	88.8
Money Market Investments	11.2
Bank Loans	1.8
Preferred Stocks	.3
102.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $66,775,257)—Note 1(c):
Unaffiliated issuers	981,389,871	970,860,968
Affiliated issuers	119,747,346	119,747,346
Cash denominated in foreign currency	1,264,296	1,267,849
Receivable for investment securities sold		28,029,476
Dividends, interest and securities lending income receivable		16,755,308
Receivable for shares of Beneficial Interest subscribed		2,521,865
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		275,471
		1,139,458,283
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		699,473
Cash overdraft due to Custodian		2,546,898
Liability for securities on loan—Note 1(c)		58,006,120
Payable for investment securities purchased		8,502,851
Payable for shares of Beneficial Interest redeemed		1,022,388
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		25,775
Accrued expenses		22,034
		70,825,539
Net Assets ($)		1,068,632,744
Composition of Net Assets ($):
Paid-in capital		1,227,530,549
Accumulated distributions in excess of investment income—net		(1,542,876)
Accumulated net realized gain (loss) on investments		(147,042,167)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		(10,312,762)
Net Assets ($)		1,068,632,744

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	164,805,194	65,321,579	838,505,971
Shares Outstanding	27,461,134	10,881,453	139,605,267
Net Asset Value Per Share ($)	6.00	6.00	6.01

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Interest	33,562,434
Dividends:
Unaffiliated issuers	226,734
Affiliated issuers	106,764
Income from securities lending—Note 1(c)	258,723
Total Income	34,154,655
Expenses:
Management fee—Note 3(a)	3,573,781
Distribution/Service Plan fees—Note 3(b)	536,817
Trustees’ fees—Note 3(a,c)	38,885
Loan commitment fees—Note 2	6,968
Total Expenses	4,156,451
Less—Trustees’ fees reimbursed by Dreyfus—Note 3(a)	(38,885)
Net Expenses	4,117,566
Investment Income—Net	30,037,089
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(47,870,902)
Net realized gain (loss) on forward foreign currency exchange contracts	(346,161)
Net Realized Gain (Loss)	(48,217,063)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	81,854,688
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	173,565
Net Unrealized Appreciation (Depreciation)	82,028,253
Net Realized and Unrealized Gain (Loss) on Investments	33,811,190
Net Increase in Net Assets Resulting from Operations	63,848,279

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	30,037,089	67,180,735
Net realized gain (loss) on investments	(48,217,063)	(43,176,954)
Net unrealized appreciation (depreciation) on investments	82,028,253	(68,267,587)
Net Increase (Decrease) in Net Assets Resulting from Operations	63,848,279	(44,263,806)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(4,996,449)	(12,291,040)
Class C	(1,655,611)	(4,264,377)
Class I	(23,915,941)	(55,759,935)
Total Dividends	(30,568,001)	(72,315,352)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	26,355,211	75,336,949
Class C	2,121,397	5,536,086
Class I	170,121,680	334,108,284
Dividends reinvested:
Class A	4,201,485	10,316,917
Class C	959,513	2,462,348
Class I	11,230,839	23,732,771
Cost of shares redeemed:
Class A	(41,183,915)	(108,691,264)
Class C	(7,996,079)	(21,076,918)
Class I	(110,112,784)	(412,381,218)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	55,697,347	(90,656,045)
Total Increase (Decrease) in Net Assets	88,977,625	(207,235,203)
Net Assets ($):
Beginning of Period	979,655,119	1,186,890,322
End of Period	1,068,632,744	979,655,119
Distributions in excess of investment income—net	(1,542,876)	(1,011,964)
Capital Share Transactions (Shares):
Class A
Shares sold	4,494,568	11,793,902
Shares issued for dividends reinvested	717,573	1,634,465
Shares redeemed	(6,991,489)	(17,226,872)
Net Increase (Decrease) in Shares Outstanding	(1,779,348)	(3,798,505)
Class C
Shares sold	363,151	881,944
Shares issued for dividends reinvested	164,000	389,918
Shares redeemed	(1,386,208)	(3,361,836)
Net Increase (Decrease) in Shares Outstanding	(859,057)	(2,089,974)
Class I
Shares sold	29,246,286	52,499,638
Shares issued for dividends reinvested	1,915,192	3,761,714
Shares redeemed	(18,837,645)	(66,114,728)
Net Increase (Decrease) in Shares Outstanding	12,323,833	(9,853,376)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2016		Year Ended December 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	5.82	6.45	6.74	6.67	6.21	6.62
Investment Operations:
Investment income—net[a]	.17	.35	.36	.38	.41	.49
Net realized and unrealized gain (loss) on investments	.18	(.60)	(.25)	.10	.48	(.40)
Total from Investment Operations	.35	(.25)	.11	.48	.89	.09
Distributions:
Dividends from investment income—net	(.17)	(.38)	(.39)	(.41)	(.43)	(.50)
Dividends from net realized gain on investments	–	–	(.01)	–	–	–
Total Distributions	(.17)	(.38)	(.40)	(.41)	(.43)	(.50)
Net asset value, end of period	6.00	5.82	6.45	6.74	6.67	6.21
Total Return (%)[b]	6.12[c]	(4.20)	1.55	7.49	14.74	1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.96	.96	.96	.96	.96
Ratio of net expenses to average net assets	.95[d]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	5.74[d]	5.53	5.35	5.79	6.35	7.50
Portfolio Turnover Rate	34.74[c]	54.35	72.20	46.05	51.72	75.87
Net Assets, end of period ($ x 1,000)	164,805	170,139	212,967	319,981	360,128	338,800

a  Based on average shares outstanding.

b  Exclusive of sales charge.

c  Not annualized.

d  Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2016		Year Ended December 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	5.82	6.45	6.74	6.67	6.21	6.62
Investment Operations:
Investment income—net[a]	.15	.30	.31	.34	.36	.44
Net realized and unrealized gain (loss) on investments	.18	(.60)	(.25)	.09	.48	(.40)
Total from Investment Operations	.33	(.30)	.06	.43	.84	.04
Distributions:
Dividends from investment income—net	(.15)	(.33)	(.34)	(.36)	(.38)	(.45)
Dividends from net realized gain on investments	–	–	(.01)	–	–	–
Total Distributions	(.15)	(.33)	(.35)	(.36)	(.38)	(.45)
Net asset value, end of period	6.00	5.82	6.45	6.74	6.67	6.21
Total Return (%)[b]	5.73[c]	(4.91)	.79	6.69	13.89	.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71[d]	1.71	1.71	1.71	1.71	1.71
Ratio of net expenses to average net assets	1.70[d]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income to average net assets	5.01[d]	4.79	4.61	5.05	5.60	6.76
Portfolio Turnover Rate	34.74[c]	54.35	72.20	46.05	51.72	75.87
Net Assets, end of period ($ x 1,000)	65,322	68,331	89,182	105,686	123,693	118,706

a  Based on average shares outstanding.

b  Exclusive of sales charge.

c  Not annualized.

d  Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2016		Year Ended December 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	5.82	6.45	6.75	6.67	6.22	6.62
Investment Operations:
Investment income—net[a]	.17	.37	.38	.40	.43	.50
Net realized and unrealized gain (loss) on investments	.20	(.61)	(.26)	.11	.47	(.38)
Total from Investment Operations	.37	(.24)	.12	.51	.90	.12
Distributions:
Dividends from investment income—net	(.18)	(.39)	(.41)	(.43)	(.45)	(.52)
Dividends from net realized gain on investments	–	–	(.01)	–	–	–
Total Distributions	(.18)	(.39)	(.42)	(.43)	(.45)	(.52)
Net asset value, end of period	6.01	5.82	6.45	6.75	6.67	6.22
Total Return (%)	6.43[b]	(3.96)	1.64	7.92	14.84	1.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[c]	.71	.71	.71	.71	.71
Ratio of net expenses to average net assets	.70[c]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	5.99[c]	5.78	5.59	6.03	6.57	7.73
Portfolio Turnover Rate	34.74[b]	54.35	72.20	46.05	51.72	75.87
Net Assets, end of period ($ x 1,000)	838,506	741,184	884,742	1,150,345	907,236	576,790

a  Based on average shares outstanding.

b  Not annualized.

c  Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositery Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as:

fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	–	949,215,000	–	949,215,000
Floating Rate Loan Interests†	–	19,019,813	–	19,019,813
Preferred Stocks†	—	2,626,155	–	2,626,155
Mutual Funds	119,747,346	–	–	119,747,346
Other Financial Instruments
Forward Foreign Currency Exchange Contracts††	—	275,471	–	275,471
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(25,775)	–	(25,775)

† See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of

New York Mellon earned $75,772 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	44,261,067	177,797,865	164,052,812	58,006,120	5.4
Dreyfus Institutional Preferred Plus Money Market Fund	36,560,288	246,413,035	221,232,097	61,741,226	5.8
Total	80,821,355	424,210,900	385,284,909	119,747,346	11.2

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $91,963,429 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2015. If not applied, $17,792,236 of the carryover expires in fiscal year 2016 and $23,792,999 expires in fiscal year 2017. The fund has $20,157,264 of post-enactment short-term capital losses and $30,220,930 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income $72,315,352. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund (excluding brokerage commissions, taxes, interest expense, commitment fees on borrowings, Rule 12b-1 Distribution Plan fees, Service Plan fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses). In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2016, Trustees’ fees reimbursed by Dreyfus amounted to $38,885.

During the period ended June 30, 2016, the Distributor retained $1,043 from commissions earned on sales of the fund’s Class A shares and $677 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2016, Class A and Class C shares were charged $213,718 and $242,324, respectively, pursuant to their Distribution Plans. During the period ended June 30, 2016, Class C shares were charged $80,775 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $616,106, Distribution Plans fees $76,824 and Service Plan fees $13,408, which are offset against an expense reimbursement currently in effect in the amount of $6,865.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2016, amounted to $330,995,435 and $335,631,757, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at June 30, 2016:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Goldman Sachs International
British Pound,
Expiring
7/29/2016	1,395,000	1,845,039	1,857,578	12,539
Sales:
Barclays Bank
British Pound,
Expiring
7/29/2016	1,420,000	2,028,460	1,890,868	137,592
Euro,
Expiring
7/29/2016	1,955,000	2,203,016	2,171,944	31,072
Commonwealth Bank of Australia
Euro,
Expiring
7/29/2016	2,310,000	2,602,677	2,566,338	36,339
Goldman Sachs International
British Pound,
Expiring
7/5/2016	1,626,414	2,150,542	2,165,174	(14,632)
7/6/2016	1,236,715	1,635,243	1,646,386	(11,143)
Euro,
Expiring
7/29/2016	1,935,000	2,180,616	2,149,725	30,891
Morgan Stanley Capital Services
Euro,
Expiring
7/29/2016	1,675,000	1,887,911	1,860,873	27,038
Gross Unrealized Appreciation				275,471
Gross Unrealized Depreciation				(25,775)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	275,471	(25,775)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	275,471	(25,775)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	275,471	(25,775)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Bank	168,664		-	-	168,664
Commonwealth Bank of Australia	36,339		-	-	36,339
Goldman Sachs International	43,430		(25,775)	-	17,655
Morgan Stanley Capital Services	27,038		-	-	27,038
Total	275,471		(25,775)	-	249,696

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Goldman Sachs International	(25,775)		25,775	-	-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2016:

Average Market Value ($)
Forward contracts	28,428,363

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2016, accumulated net unrealized depreciation on investments was $10,528,903, consisting of $19,373,497 gross unrealized appreciation and $29,902,400 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 24-25, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for all periods, except for the one-year period when it was above the median, and below the Performance Universe median for all periods except for the three- and four-year periods when it was above the median. Dreyfus noted the proximity of the fund’s return to the Performance Group and/or Performance Universe median in certain periods when the fund’s performance was below median. The Board also noted that the fund’s yield performance was above the Performance Group and Performance Universe medians for nine of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus High Yield Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPLTX Class C: PTHIX Class I: DLHRX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0029SA0616

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 29, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 29, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)